MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2020
Disclosure Of Marketable Securities [Abstract]
MARKETABLE SECURITIES [Text Block]

3. MARKETABLE SECURITIES

At December 31, 2020, the Company held 1,942,795 common shares (2019 - 1,942,795) of Grande Portage Resources Ltd. resulting from the sale of the Company's 35% interest in the Herbert Gold project on July 29, 2016.

During 2020, a $476,000 gain (2019 - $9,000) was recognized in the consolidated statement of loss and comprehensive loss. As of December 31, 2020, the shares had a fair value of $641,000 (2019 - $165,000).